Related Party Transactions	9 Months Ended
Sep. 30, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions

9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	December 31, 2018
Directors and officers of the Company	9	1

Total	9	1

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a) Related party transactions

As of September 30, 2019, Sentient beneficially owns 36,,980,982 common shares on a post-consolidation basis constituting approximately 46.93% of the currently issued and outstanding common shares.

As of September 30, 2019, CATL beneficially owns 20,000,000 common shares on a post-consolidation basis constituting approximately 25.38% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the nine months period ended September 30, 2019, the Company recorded $121,716 (September 30, 2018 - $203,285) in fees charged by a legal firm in which the Company’s chairman is a consultant.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	September 30, 2018
Geological consulting fees – expensed	86	78
Geological consulting fees – capitalized	-	18
Management fees – expensed	567	577
Salaries - expensed	142	127
Share-based payments	-	192
Total	795	992